Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 13,600	$ 22,786
Receivables	29	98
Prepaid expenses	323	311
Total current assets	13,952	23,195
Equipment	84	109
Mineral property interests	39,793	37,714
Reclamation deposits	479	479
Other assets	207	165
Total assets	54,515	61,662
Current liabilities
Accounts payable and accrued liabilities	248	1,350
Total current liabilities	248	1,350
Loan payable to Oyu Tolgoi LLC	7,241	6,824
Deferred revenue	23,531	28,925
Deferred income tax	3,567	3,567
Total liabilities	34,587	40,666
Stockholders' equity
Common stock, no par value, unlimited number authorized, 153,045,408 (December 31, 2015 - 147,330,917) issued and outstanding	178,655	177,206
Additional paid-in capital	20,519	20,517
Accumulated other comprehensive loss	(6,602)	(7,778)
Accumulated deficit	(172,644)	(168,949)
Total stockholders' equity	19,928	20,996
Total liabilities and stockholders' equity	$ 54,515	$ 61,662